COST OF REVENUE (Tables)	3 Months Ended
Mar. 31, 2025
Cost Of Revenue
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	March 31, 2025	March 31, 2024
Salaries and benefits	$153,733	$194,477
Subcontractors	25,323	35,823
Software and other	8,237	12,394
Depreciation	414	324
	$187,707	$243,018